Consolidated Statements Of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Total PolyOne shareholders' equity	Common Shares	Common Shares Held in Treasury	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Non-controlling Interests
Beginning Balance at Dec. 31, 2015	$ 705.2	$ 704.2	$ 1.2	$ (748.4)	$ 1,155.6	$ 367.1	$ (71.3)	$ 1.0
Beginning Balance, Common shares (in shares) at Dec. 31, 2015			122.2
Beginning Balance, Treasury shares (in shares) at Dec. 31, 2015				(36.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	165.0	165.2				165.2		(0.2)
Other comprehensive loss	(22.9)	(22.9)					(22.9)
Cash dividends declared	(41.1)	(41.1)				(41.1)
Repurchase of common shares	(86.2)	(86.2)		$ (86.2)
Repurchase of common shares (in shares)				(3.0)
Share-based compensation and exercise of awards	5.5	5.5		$ 4.0	1.5
Share-based compensation and exercise of awards (in shares)				0.3
Ending Balance at Dec. 31, 2016	725.5	724.7	$ 1.2	$ (830.6)	1,157.1	491.2	(94.2)	0.8
Ending Balance, Common shares (in shares) at Dec. 31, 2016			122.2
Ending Balance, Treasury shares (in shares) at Dec. 31, 2016				(39.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(57.6)	(57.7)				(57.7)		0.1
Other comprehensive loss	41.2	41.2					41.2
Cash dividends declared	(46.9)	(46.9)				(46.9)
Repurchase of common shares	(70.7)	(70.7)		$ (70.7)
Repurchase of common shares (in shares)				(2.0)
Share-based compensation and exercise of awards	7.4	7.4		$ 3.0	4.4
Share-based compensation and exercise of awards (in shares)				0.3
Other	0.5	0.5				0.5
Ending Balance at Dec. 31, 2017	$ 599.4	598.5	$ 1.2	$ (898.3)	1,161.5	387.1	(53.0)	0.9
Ending Balance, Common shares (in shares) at Dec. 31, 2017			122.2
Ending Balance, Treasury shares (in shares) at Dec. 31, 2017	(41.3)			(41.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 159.5	159.8				159.8		(0.3)
Other comprehensive loss	(29.3)	(29.3)					(29.3)
Cash dividends declared	(57.5)	(57.5)				(57.5)
Repurchase of common shares	(123.0)	(123.0)		$ (123.0)
Repurchase of common shares (in shares)				(3.4)
Share-based compensation and exercise of awards	8.0	8.0		$ 2.6	5.4
Share-based compensation and exercise of awards (in shares)				0.2
Other	(16.5)	(16.5)				(16.5)
Ending Balance at Dec. 31, 2018	$ 540.6	$ 540.0	$ 1.2	$ (1,018.7)	$ 1,166.9	$ 472.9	$ (82.3)	$ 0.6
Ending Balance, Common shares (in shares) at Dec. 31, 2018			122.2
Ending Balance, Treasury shares (in shares) at Dec. 31, 2018	(44.5)			(44.5)